Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in) operating activities:
Net loss	$ (59,954)	$ (93,745)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on debt extinguishment	0	7,235
Loss on debt extinguishment	0	15,518
Depreciation and amortization	76,844	52,949
Amortization of discount on long-term debt	3,899	2,031
Deferred taxes	(4,314)	(15,971)
Bad debt expense	1,715	843
Paid-in-kind interest on long-term debt	382	1,356
Stock-based compensation	10,721	30,079
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(516)	(3,008)
Prepaid expenses and other current assets	4,952	(4,773)
Other non-current assets	(4,168)	(4,409)
Accounts payable	2,886	1,127
Accrued expenses and other	13,239	6,689
Deferred revenue	736	6,086
Customer deposits and other long-term liabilities	9,005	10,218
Net cash provided by (used in) operating activities	57,539	(613)
Cash flows used in investing activities:
Purchases of property and equipment	(4,525)	(7,665)
Capitalization of software costs	(8,552)	(5,660)
Payment of contingent consideration	(2,000)	0
Acquisition of companies, net of cash acquired	(403,231)	(310,454)
Net cash used in investing activities	(418,308)	(323,779)
Cash flows provided by financing activities:
Debt extinguishment	0	(472,332)
Payments on long-term debt	(55,891)	(2,563)
Proceeds from long-term debt	314,668	688,391
Deferred financing costs	(7,303)	(18,350)
Exercise of stock options	206	793
Proceeds from preferred stock issuance	150,250	161,660
Repurchase of stock	0	(23,508)
Equity issuance costs	(80)	(24,417)
Net cash provided by financing activities	401,850	309,674
Effect of foreign currency exchange rate changes on cash	(87)	(301)
Net increase (decrease) in cash and cash equivalents and restricted cash	40,994	(15,019)
Cash and cash equivalents and restricted cash:
Beginning of period	57,344	72,363
End of period	98,338	57,344
Supplemental disclosures of cash flow information:
Cash paid for interest	35,219	33,983
Cash paid for income taxes	736	337
Supplemental disclosures of noncash investing and financing activities:
Rollover equity in consideration of net assets acquired	1,319	1,736
Fair value of earnout in consideration of net assets acquired	3,471	1,844
Accretion of Series B convertible preferred stock to redemption value	67,811	42,126
Capital expenditures acquired, included in accounts payable	0	1,630
Long-term Debt
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of deferred financing costs on long-term debt	195	1,404
Credit Facility
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of deferred financing costs on long-term debt	$ 1,917	$ 1,276